FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Exchange rate risk (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 389,438		R$ 2,601,027
USD
Foreign exchange rates
Assumed foreign exchange rate	5.22	5.22
USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (5,569,834)	$ (1,067,487)
USD | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(7,307,464)	(1,400,514)
USD | Risk of exchange rate appreciation: | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	84,133	16,125
USD | Risk of exchange rate appreciation: | Receivables ENBPAR
Composition of balances in foreign currency and sensitivity analysis
Financial assets	1,264,059	242,264
USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 389,438	$ 74,638
EURO
Foreign exchange rates
Assumed foreign exchange rate	5.57	5.57
EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (234,343)	$ (42,077)
EURO | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(234,343)	$ (42,077)
Scenario I - Likely | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 50,329
Scenario I - Likely | USD
Foreign exchange rates
Assumed foreign exchange rate	5.17	5.17
Scenario I - Likely | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 50,926
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	66,807
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(767)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Receivables ENBPAR
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(11,554)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (3,560)
Scenario I - Likely | EURO
Foreign exchange rates
Assumed foreign exchange rate	5.58	5.58
Scenario I - Likely | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (597)
Scenario I - Likely | EURO | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(597)
Scenario (25%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (1,388,134)
Scenario (25%) | USD
Foreign exchange rates
Assumed foreign exchange rate	6.46	6.46
Scenario (25%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (1,328,801)
Scenario (25%) | USD | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(1,743,358)
Scenario (25%) | USD | Risk of exchange rate appreciation: | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	20,075
Scenario (25%) | USD | Risk of exchange rate appreciation: | Receivables ENBPAR
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	301,572
Scenario (25%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 92,910
Scenario (25%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	6.98	6.98
Scenario (25%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (59,333)
Scenario (25%) | EURO | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(59,333)
Scenario (50%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (2,826,596)
Scenario (50%) | USD
Foreign exchange rates
Assumed foreign exchange rate	7.76	7.76
Scenario (50%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (2,708,528)
Scenario (50%) | USD | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(3,553,522)
Scenario (50%) | USD | Risk of exchange rate appreciation: | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	40,916
Scenario (50%) | USD | Risk of exchange rate appreciation: | Receivables ENBPAR
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	614,698
Scenario (50%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 189,380
Scenario (50%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	8.38	8.38
Scenario (50%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (118,068)
Scenario (50%) | EURO | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (118,068)